Goodwill (Tables)	12 Months Ended
Feb. 28, 2025
Goodwill [Abstract]
Schedule of Goodwill is Allocated to Cash Generating Units

Goodwill is allocated to the following cash generating units (CGUs): Cartrack - Mozambique, Portugal, Spain, Karooooo Logistics and Other.

		Cartrack				Karooooo
Figures in Rand thousands	Notes	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2023		82,277	34,469	24,432	12,989	58,314	212,481
Acquisition of subsidiary	27	-	-	-	6,223	-	6,223
Translation adjustments		4,027	2,346	1,663	640	-	8,676
At February 29, 2024		86,304	36,815	26,095	19,852	58,314	227,380
Translation adjustments		(3,497)	(2,705)	(1,917)	(704)	-	(8,823)
Impairment of goodwill		(43,600)	-	-	-	-	(43,600)
At February 28, 2025		39,207	34,110	24,178	19,148	58,314	174,957

Schedule of Key Estimates Used for the Fair Value

The key estimates used for the value in use calculations and sensitivity to changes in assumptions are as follows:

		As of February 28/29
Key estimates applied in value in use calculation	CGU	2025	2024
Revenue growth rate
This is the average annual compound growth rate in revenue that is derived from	Mozambique	3%	-
management’s forecast and is based on external available information, such as GDP and	Portugal	19%	16%
industry growth rate within the region.	Spain	23%	19%
	Karooooo Logistics	4%	27%

The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is within the range of reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.

Terminal growth rate
The estimated rate of growth after the five-year forecast period. This rate is informed	Mozambique	6%	-
primarily by external forecasts about economic activity by region. Changes in these rates	Portugal	2%	2%
are reflective of changes in market views on the economic growth in those regions.	Spain	2%	2%
	Karooooo Logistics	5%	5%
Discount rate
.The rate reflects the specific risks relating to the country and industry in which the entity	Mozambique	36%	-
operates. These rates were determined using externally available information. The rates	Portugal	16%	16%
were determined using the Weighted Average Cost of Capital model. The rate is a pre-tax rate.	Spain	16%	16%
	Karooooo Logistics	39%	35%